Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 99,818
Balance at end of period	$ 102,592		$ 102,592
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,806.7	1,820.4	1,823.9	1,816.1
Balance at beginning of period	$ 23,127	$ 22,790	$ 23,066	$ 22,487
Proceeds from shares issued on exercise of stock options, Number of shares	0.1	0.9	1.4	2.5
Proceeds from shares issued on exercise of stock options, Amount	$ 7	$ 56	$ 97	$ 146
Shares issued as a result of dividend reinvestment plan, Number of shares	7.5	1.2	10.0	3.9
Shares issued as a result of dividend reinvestment plan	$ 610	$ 99	$ 846	$ 312
Purchase of shares for cancellation and other, Number of Shares			(21.0)
Purchase of shares for cancellation and other, Amount			$ (265)
Ending balance, Number of shares	1,814.3	1,822.5	1,814.3	1,822.5
Balance at end of period	$ 23,744	$ 22,945	$ 23,744	$ 22,945